Expenses by nature and function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Nature member
IfrsStatementLineItems [Line Items]
Expenses, by nature	R$ (92,282,059)	R$ (79,586,298)		R$ (58,595,988)
Nature member | Raw materials other inputs member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(73,181,706)	(63,570,499)		(37,913,921)
Nature member | Personnel expenses member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(3,223,477)	(3,478,323)		(3,074,305)
Nature member | Outsourced services member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(3,411,818)	(3,193,970)		(2,219,413)
Nature member | Depreciation amortization and depletion member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(4,733,165)	(4,178,433)		(4,048,081)
Nature member | Freights member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(4,034,901)	(2,966,229)		(2,321,740)
Nature member | Costs of idle industrial plants member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(414,441)	(338,987)		(518,528)
Nature member | Provision geological event in alagoas member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(1,520,019)	(1,339,765)		(6,901,828)
Nature member | P i s and c o f i n s credits exclusion of i c m s from the calculation basis member
IfrsStatementLineItems [Line Items]
Expenses, by nature		1,031,099		310,557
Nature member | Other Incomes [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	507,333	1,843,153		440,192
Nature member | Other General And Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(2,269,865)	(3,394,344)		(2,348,921)
Function member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(92,282,059)	(79,586,298)	[1]	(58,595,988)	[1]
Function member | Cost of products sold member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(85,160,548)	(73,568,231)		(47,331,414)
Function member | Selling and distribution member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(2,108,417)	(2,055,640)		(1,852,055)
Function member | Loss reversals for impairment of trade accounts receivable member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(38,426)	(8,914)		(55,252)
Function member | General and administrative member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(2,763,983)	(2,522,127)		(1,918,747)
Function member | Research and development member
IfrsStatementLineItems [Line Items]
Expenses, by nature	(374,493)	(296,583)		(250,648)
Function member | Other income expenses net member
IfrsStatementLineItems [Line Items]
Expenses, by nature	507,333	1,534,487	[2]	750,749	[2]
Function member | Other expenses member
IfrsStatementLineItems [Line Items]
Expenses, by nature	R$ (2,343,525)	R$ (2,669,290)	[1]	R$ (7,938,621)	[1]

[1]	Mainly refers to provisions for Alagoas in the amount of R$1,520,019 (2021: R$1,339,765 and 2020: R$6,901,828), provisions for reparation of environmental damages in the amount of R$238,700 (2021: R$588,110 and 2020: R$306,275) and financial penalties on sale agreements in the amount of R$22,453 (2021: R$344,902 and 2020: R$4,008).
[2]	In 2021 and 2020, refers mainly to the final and unappealable decision of lawsuits claiming the exclusion of ICMS from PIS/COFINS calculation base totaling R$1,031,099 and R$310,557, respectively. In 2022, lawsuits with favorable decisions for Braskem claiming the recovery of taxes in the amount of R$123,202, and financial penalty on the feedstock supply agreement in the amount of R$119,576.